Fidelity®

Contrafund® II

Semiannual Report

December 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

U.S. Treasuries proved to be one of the best-performing investments of 2002, gaining nearly 12% for the year according to the Lehman Brothers® Treasury Index. In fact, all categories of investment-grade bonds finished the year in the plus column. Stocks, on the other hand, declined for the third consecutive year, but a strong fourth quarter left many equity investors hopeful of better things to come in 2003.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended December 31, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Contrafund® II	-6.75%	-15.94%	10.60%
Fidelity Contrafund II (incl. 3.00% sales charge)	-9.54%	-18.46%	7.28%
S&P 500 ®	-10.30%	-22.10%	-14.79%
Growth Funds Average	-11.79%	-24.97%	n/a *
Large-Cap Core Funds Average	-11.31%	-23.49%	n/a *

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on March 31, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index (S&P 500®)- a market capitalization-weighted index of common stocks. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2002	Past 1 year	Life of fund
Fidelity Contrafund II	-15.94%	2.14%
Fidelity Contrafund II (incl. 3.00% sales charge)	-18.46%	1.49%
S&P 500	-22.10%	-3.31%
Growth Funds Average	-24.97%	n/a *
Large-Cap Core Funds Average	-23.49%	n/a *

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Contrafund® II on March 31, 1998, when the fund started, and the current 3.00% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

While equities posted their first back-to-back monthly gains in a year, the rally that occurred in October and November lost momentum in the final month of 2002. As a result, stocks were down for the overall six-month period ending December 31, 2002. In a turnabout from its weak performance of the past three years, the technology- and telecommunications-heavy NASDAQ Composite® Index outperformed most other U.S. equity benchmarks for the six-month period. Tech and telecom both realized robust gains in the late-year rally, driving the NASDAQ up approximately 25% for October and November combined. For the period overall, however, the NASDAQ was down 8.54%. Still, that performance topped the broader, large-cap-oriented Standard & Poor's 500SM Index, which fell 10.30%. It also outpaced the Dow Jones Industrial AverageSM - a popular measure of 30 blue-chip stocks, only four of which are of a tech-related nature. The Dow dropped 8.69%. Even value and small-cap stocks - the equity market's best performers for most of the past three years - were topped by the NASDAQ. The Russell 3000® Value Index slid 11.74% during the past six months, while the Russell 2000 Index - a measure of small market capitalization stocks - suffered a loss of 16.56%.

(Portfolio Manager photograph)
An interview with Adam Hetnarski, Portfolio Manager of Fidelity Contrafund II

Q. How did the fund perform, Adam?

A. Though I regret that the fund had a loss, I'm happy to report that it finished well ahead of its benchmarks. For the six months ending December 31, 2002, the fund returned -6.75%, beating both the -10.30% mark of the Standard & Poor's 500 Index and the -11.79% return of the Lipper Inc. growth funds average. For the 12 months ending December 31, 2002, the fund returned -15.94%, compared with -22.10% for the S&P 500 and -24.97% for the Lipper average.

Q. Why did the fund outperform the index and the average?

A. Stock selection in telecommunication services was one positive factor versus the index. Because of certain regulatory developments, I thought that long-distance companies would benefit early in the period. Then the regulatory climate shifted, favoring the RBOCs, or regional Bell operating companies, so I reduced the fund's long-distance exposure and increased holdings of local service companies. Both of these moves helped our relative performance. Stock picking in the retail sector also was helpful. A third area where stock selection helped us was in health care equipment and services. On the downside, our worst performance compared with the index came from pharmaceuticals and biotechnology. Relative to my peers, I suspect I benefited from staying more flexible and sensitive to valuations than they did.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did flexibility help in this market environment?

A. The most obvious way it helped was in taking quick profits when valuations got stretched instead of hanging on and watching them melt away during the next decline. The other consideration, though, is that during a period of declining prices, you're not creating capital gains when you sell, so selling brings no penalty from a tax standpoint. On the other hand, in a rising market, you generally create taxable capital gains when you sell, so those sales must be very carefully considered.

Q. Which stocks helped the most?

A. AT&T was the top contributor on both an absolute and a relative basis. The long-distance carrier shed its cable operations during the period, and with them, a mountain of debt. Qwest Communications also helped our performance, although it was mostly due to investors deciding that the company wouldn't declare bankruptcy after all. I was confident that this worst-case scenario would not come to pass given the company's substantial cash flow from its U.S. West local service operations. The fund held neither AT&T nor Qwest at the end of the period. Another stock meriting mention is online retailer Amazon.com. Amazon benefited from the strength in consumer spending, as well as the trend toward greater use of online retailers.

Q. What about stocks that held back performance?

A. Microsoft again was the largest detractor on an absolute basis, although it held up better than most technology stocks. I trimmed the position somewhat and invested more money in telecommunication services, which turned out to be a good move. Microsoft is still a mighty competitor and recently completed the transition to a subscription-based fee structure for its software licensing, which should help smooth out revenues. Another laggard was Coca-Cola, which declined sharply in mid-October after announcing that it would fall slightly short of its earnings forecast for 2002. Semiconductor maker Texas Instruments followed some of its competitors lower, despite preannouncing better-than-expected results for the fourth quarter of 2002.

Q. What's your outlook, Adam?

A. The recent rally reminds me of what happened near the end of 2001, when stocks advanced because everyone hoped we were going to see stronger growth in 2002. Then came the downward revisions in corporate earnings, and share prices fell apart. I ask myself where the demand could come from to drive the market higher. The consumer hasn't stopped spending but does show signs of weakening. For their part, most corporate CEOs I talk to have a "show-me" attitude about the economy, and they are waiting for more concrete signs of a recovery before initiating capital spending programs. For now, therefore, I think it's best to stay cautious and flexible.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by investing in companies whose value is not fully recognized by the public

Fund number: 339

Trading symbol: FCONX

Start date: March 31, 1998

Size: as of December 31, 2002, more than $671 million

Manager: Adam Hetnarski, since 2000; manager, Fidelity Destiny II, since 2000; Fidelity Export and Multinational Fund, 1998-2000; Fidelity Select Technology Portfolio and Fidelity Advisor Technology Fund, 1996-1998; joined Fidelity in 1991

3

Adam Hetnarski discusses the pharmaceutical industry:

"When I misjudge a stock, industry or sector, I like to review my thinking and try to figure out where I went wrong. Despite beating the S&P 500 fairly consistently over the past couple of years, the fund has frequently underperformed in the pharmaceutical and biotechnology areas. Pharmaceutical companies historically have been considered sources of stable growth in bad times. However, the stocks haven't worked well in the current bear market, so I thought I'd try to explain the reasons for that phenomenon.

"As I see it, there are three drivers of higher earnings for drug companies - new products, price increases and increasing the number of units sold. In terms of new products, very little that's revolutionary has come out of drug company pipelines in the past several years. Most of the entries have been either unexciting or variations on existing drugs. Second, the whole generic drug phenomenon has been a negative influence on the prices of patented drugs. Finally, more and more HMOs and PPOs, or preferred provider organizations, have discovered that they can cut costs by increasing members' co-payments for drugs, thereby passing along a greater share of the cost to consumers. As a result, consumers are cutting back their usage, resulting in lower unit sales for drug companies."

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	6.0	10.7
Philip Morris Companies, Inc.	5.3	4.1
Johnson & Johnson	4.7	0.2
Verizon Communications, Inc.	4.1	0.0
Lockheed Martin Corp.	3.5	1.8
Northrop Grumman Corp.	3.1	0.0
Texas Instruments, Inc.	2.8	0.9
The Coca-Cola Co.	2.8	5.4
Tyco International Ltd.	2.5	0.9
Merck & Co., Inc.	2.4	1.1
	37.2
Top Five Market Sectors as of December 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.4	18.5
Health Care	17.8	18.5
Industrials	12.6	7.1
Energy	12.2	8.4
Consumer Staples	11.5	12.6
Asset Allocation (% of fund's net assets)
As of December 31, 2002 *		As of June 30, 2002 **
Stocks and Equity Futures	98.6%	Stocks	93.9%
Convertible Securities	0.1%	Convertible Securities	0.0%
Short-Term Investments and Net Other Assets	1.3%	Short-Term Investments and Net Other Assets	6.1%
* Foreign investments	4.7%	** Foreign investments	6.7%

Semiannual Report

Investments December 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.8%
Michelin SA (Compagnie Generale des Etablissements) Series B	151,900	$ 5,241
Automobiles - 0.7%
Monaco Coach Corp. (a)	189,750	3,140
Winnebago Industries, Inc.	41,000	1,608
		4,748
Media - 3.3%
AOL Time Warner, Inc. (a)	167,200	2,190
Comcast Corp. Class A (special) (a)	63,745	1,440
News Corp. Ltd. ADR	118,600	3,113
Tribune Co.	14,900	677
Viacom, Inc. Class B (non-vtg.) (a)	330,800	13,483
Washington Post Co. Class B	1,900	1,402
		22,305
Multiline Retail - 0.0%
Wal-Mart Stores, Inc.	3,400	172
Specialty Retail - 0.6%
Staples, Inc. (a)	227,800	4,169
TOTAL CONSUMER DISCRETIONARY		36,635
CONSUMER STAPLES - 11.5%
Beverages - 2.8%
The Coca-Cola Co.	425,900	18,663
Food & Drug Retailing - 0.3%
Safeway, Inc. (a)	83,650	1,954
Household Products - 2.2%
Procter & Gamble Co.	174,600	15,005
Tobacco - 6.2%
Philip Morris Companies, Inc.	886,100	35,914
UST, Inc.	175,700	5,874
		41,788
TOTAL CONSUMER STAPLES		77,410
ENERGY - 12.2%
Energy Equipment & Services - 7.4%
BJ Services Co. (a)	367,598	11,877
Nabors Industries Ltd. (a)	148,200	5,227
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp. (a)	342,153	$ 12,027
Pride International, Inc. (a)	483,300	7,201
Rowan Companies, Inc.	379,960	8,625
Schlumberger Ltd. (NY Shares)	49,800	2,096
Weatherford International Ltd. (a)	64,445	2,573
		49,626
Oil & Gas - 4.8%
Burlington Resources, Inc.	223,000	9,511
ChevronTexaco Corp.	120,600	8,017
EOG Resources, Inc.	186,100	7,429
Exxon Mobil Corp.	18,700	653
Knightsbridge Tankers Ltd.	129,000	1,931
Stelmar Shipping Ltd. (a)	108,800	1,639
Teekay Shipping Corp.	59,200	2,409
Tsakos Energy Navigation Ltd.	37,400	578
		32,167
TOTAL ENERGY		81,793
FINANCIALS - 5.2%
Banks - 0.4%
Bank of America Corp.	35,200	2,449
Bank One Corp.	2,100	77
Fifth Third Bancorp	100	6
		2,532
Diversified Financials - 2.5%
Charles Schwab Corp.	600	7
Citigroup, Inc.	8,200	289
Freddie Mac	460	27
Goldman Sachs Group, Inc.	91,500	6,231
J.P. Morgan Chase & Co.	2,400	58
Morgan Stanley	161,450	6,445
Stilwell Financial, Inc.	269,300	3,520
		16,577
Insurance - 2.3%
American International Group, Inc.	51,300	2,968
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc.:
Class A (a)	36	$ 2,619
Class B (a)	4,150	10,055
		15,642
TOTAL FINANCIALS		34,751
HEALTH CARE - 17.8%
Biotechnology - 2.7%
Cephalon, Inc. (a)	109,900	5,349
Geneprot, Inc. (c)	64,000	224
Gilead Sciences, Inc. (a)	26,200	891
IDEC Pharmaceuticals Corp. (a)	153,400	5,088
Invitrogen Corp. (a)	63,300	1,981
MedImmune, Inc. (a)	177,600	4,825
		18,358
Health Care Equipment & Supplies - 5.4%
Biomet, Inc.	237,050	6,794
Boston Scientific Corp. (a)	302,000	12,841
St. Jude Medical, Inc. (a)	210,000	8,341
Zimmer Holdings, Inc. (a)	194,504	8,076
		36,052
Pharmaceuticals - 9.7%
Abbott Laboratories	90,000	3,600
Eli Lilly & Co.	19,500	1,238
Johnson & Johnson	593,500	31,877
Merck & Co., Inc.	283,700	16,060
Pfizer, Inc.	397,370	12,148
Pharmacia Corp.	13,700	573
		65,496
TOTAL HEALTH CARE		119,906
INDUSTRIALS - 12.6%
Aerospace & Defense - 7.3%
Alliant Techsystems, Inc. (a)	74,400	4,639
Lockheed Martin Corp.	406,900	23,498
Northrop Grumman Corp.	211,800	20,545
		48,682
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - 0.3%
Alaska Air Group, Inc. (a)	51,200	$ 1,108
Delta Air Lines, Inc.	97,200	1,176
		2,284
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	101,900	6,224
Industrial Conglomerates - 2.7%
General Electric Co.	48,580	1,183
Tyco International Ltd.	973,500	16,627
		17,810
Machinery - 0.7%
AGCO Corp. (a)	24,100	533
Illinois Tool Works, Inc.	52,600	3,412
Parker Hannifin Corp.	21,400	987
		4,932
Road & Rail - 0.7%
P.A.M. Transportation Services, Inc. (a)	20,850	526
Union Pacific Corp.	68,300	4,089
		4,615
TOTAL INDUSTRIALS		84,547
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 4.2%
ADC Telecommunications, Inc. (a)	1,547,800	3,235
Advanced Fibre Communication, Inc. (a)	311,800	5,201
CIENA Corp. (a)	1,338,400	6,879
Cisco Systems, Inc. (a)	295,800	3,875
Finisar Corp. (a)	1,050,000	998
JDS Uniphase Corp. (a)	1,811,000	4,473
Lucent Technologies, Inc. (a)	625,800	789
Motorola, Inc.	74,500	644
QUALCOMM, Inc. (a)	51,100	1,860
		27,954
Computers & Peripherals - 0.2%
Dell Computer Corp. (a)	49,400	1,321
Internet Software & Services - 0.2%
Akamai Technologies, Inc. (a)	640,375	1,108
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - 7.2%
Agere Systems, Inc.:
Class A (a)	514,393	$ 741
Class B (a)	3,797,152	5,316
Applied Micro Circuits Corp. (a)	27,100	100
Broadcom Corp. Class A (a)	424,600	6,394
Conexant Systems, Inc. (a)	1,757,400	2,829
Intel Corp.	251,900	3,922
Intersil Corp. Class A (a)	1,610	22
Linear Technology Corp.	107,000	2,752
Maxim Integrated Products, Inc.	84,700	2,798
Samsung Electronics Co. Ltd.	200	53
Skyworks Solutions, Inc. (a)	108,100	932
STMicroelectronics NV (NY Shares)	100	2
Texas Instruments, Inc.	1,246,700	18,713
Xilinx, Inc. (a)	195,700	4,031
		48,605
Software - 6.5%
Microsoft Corp. (a)	778,230	40,237
Red Hat, Inc. (a)	330,070	1,951
SAP AG sponsored ADR	33,900	661
StorageNetworks, Inc. (a)	785,869	912
		43,761
TOTAL INFORMATION TECHNOLOGY		122,749
MATERIALS - 3.2%
Chemicals - 0.0%
Dow Chemical Co.	700	21
Containers & Packaging - 0.9%
Smurfit-Stone Container Corp. (a)	398,100	6,127
Metals & Mining - 0.4%
Alcoa, Inc.	21,900	499
Barrick Gold Corp.	57,430	889
Newmont Mining Corp. Holding Co.	29,100	845
		2,233
Paper & Forest Products - 1.9%
Bowater, Inc.	168,300	7,060
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.	92,600	$ 3,238
Weyerhaeuser Co.	52,600	2,588
		12,886
TOTAL MATERIALS		21,267
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 6.6%
BellSouth Corp.	501,200	12,966
SBC Communications, Inc.	136,300	3,695
TeraBeam Networks (c)	4,800	1
Verizon Communications, Inc.	710,700	27,540
		44,202
UTILITIES - 0.7%
Electric Utilities - 0.7%
Cinergy Corp.	96,000	3,237
Wisconsin Energy Corp.	55,000	1,386
		4,623
TOTAL COMMON STOCKS (Cost $619,291)		627,883
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c) (Cost $119)	6,900	7
Convertible Bonds - 0.1%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.1%
Semiconductor Equipment & Products - 0.1%
Agere Systems, Inc. 6.5% 12/15/09	$ 380	307
Conexant Systems, Inc. 4.25% 5/1/06	820	384
TOTAL CONVERTIBLE BONDS (Cost $720)		691
U.S. Treasury Obligations - 0.5%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills, yield at date of purchase 1.15% to 1.59% 1/9/03 to 2/27/03 (Cost $3,423) (d)	$ 3,425	$ 3,423
Money Market Funds - 6.2%
	Shares
Fidelity Cash Central Fund, 1.43% (b)	37,036,473	37,036
Fidelity Securities Lending Cash Central Fund, 1.43% (b)	4,669,500	4,670
TOTAL MONEY MARKET FUNDS (Cost $41,706)		41,706
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $665,259)		673,710
NET OTHER ASSETS - (0.3)%		(2,332)
NET ASSETS - 100%		$ 671,378
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
155 S&P 500 Index Contracts	March 2003	$ 34,057	$ (648)
The face value of futures purchased as a percentage of net assets - 5.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 119
Geneprot, Inc.	7/7/00	$ 352
TeraBeam Networks	4/7/00	$ 18
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,359,000.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,390,041,000 and $1,459,646,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $269,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $232,000 or 0% of net assets.

Income Tax Information
At June 30, 2002, the fund had a capital loss carryforward of approximately $240,037,000 all of which will expire on June 30, 2010.
The fund intends to elect to defer to its fiscal year ending June 30, 2003 approximately $9,234,000 of losses recognized during the period November 1, 2001 to June 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2002 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,516) (cost $665,259) - See accompanying schedule		$ 673,710
Receivable for investments sold		11,819
Receivable for fund shares sold		485
Dividends receivable		806
Interest receivable		75
Receivable for daily variation on futures contracts		54
Other receivables		241
Total assets		687,190

Liabilities
Payable for investments purchased	$ 9,063
Payable for fund shares redeemed	1,558
Accrued management fee	465
Other payables and accrued expenses	56
Collateral on securities loaned, at value	4,670
Total liabilities		15,812

Net Assets		$ 671,378
Net Assets consist of:
Paid in capital		$ 1,042,847
Undistributed net investment income		31
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(379,301)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,801
Net Assets, for 77,479 shares outstanding		$ 671,378
Net Asset Value and redemption price per share ($671,378 ÷ 77,479 shares)		$ 8.67
Maximum offering price per share (100/97.00 of $8.67)		$ 8.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended December 31, 2002 (Unaudited)

Investment Income
Dividends		$ 4,293
Interest		618
Security lending		55
Total income		4,966

Expenses
Management fee Basic fee	$ 2,001
Performance adjustment	1,155
Transfer agent fees	1,032
Accounting and security lending fees	108
Non-interested trustees' compensation	1
Custodian fees and expenses	53
Registration fees	13
Audit	19
Legal	3
Miscellaneous	4
Total expenses before reductions	4,389
Expense reductions	(954)	3,435
Net investment income (loss)		1,531
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(97,149)
Foreign currency transactions	(76)
Futures contracts	325
Total net realized gain (loss)		(96,900)
Change in net unrealized appreciation (depreciation) on: Investment securities	38,495
Assets and liabilities in foreign currencies	(1)
Futures contracts	(648)
Total change in net unrealized appreciation (depreciation)		37,846
Net gain (loss)		(59,054)
Net increase (decrease) in net assets resulting from operations		$ (57,523)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2002 (Unaudited)	Year ended June 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,531	$ 3,302
Net realized gain (loss)	(96,900)	(99,768)
Change in net unrealized appreciation (depreciation)	37,846	(111,469)
Net increase (decrease) in net assets resulting from operations	(57,523)	(207,935)
Distributions to shareholders from net investment income	(2,374)	(4,332)
Share transactions Net proceeds from sales of shares	50,635	122,624
Reinvestment of distributions	2,315	4,224
Cost of shares redeemed	(127,496)	(452,519)
Net increase (decrease) in net assets resulting from share transactions	(74,546)	(325,671)
Total increase (decrease) in net assets	(134,443)	(537,938)

Net Assets
Beginning of period	805,821	1,343,759
End of period (including undistributed net investment income of $31 and undistributed net investment income of $874, respectively)	$ 671,378	$ 805,821
Other Information Shares
Sold	5,903	11,918
Issued in reinvestment of distributions	272	393
Redeemed	(15,084)	(44,242)
Net increase (decrease)	(8,909)	(31,931)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2002	Years ended June 30,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 11.36	$ 15.84	$ 12.60	$ 10.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.03	.02	(.01)	-	(.01)
Net realized and unrealized gain (loss)	(.65)	(2.02)	(2.05)	3.97	2.25	.36
Total from investment operations	(.63)	(1.99)	(2.03)	3.96	2.25	.35
Distributions from net investment income	(.03)	(.04)	-	-	-	-
Distributions from net realized gain	-	-	(1.93)	(.72)	-	-
Distributions in excess of net realized gain	-	-	(.52)	-	-	-
Total distributions	(.03)	(.04)	(2.45)	(.72)	-	-
Net asset value, end of period	$ 8.67	$ 9.33	$ 11.36	$ 15.84	$ 12.60	$ 10.35
Total Return B, C, D	(6.75)%	(17.56)%	(14.70)%	33.87%	21.74%	3.50%
Ratios to Average Net Assets G
Expenses before expense reductions	1.28%A	1.11%	.95%	.91%	.93%	1.28% A
Expenses net of voluntary waivers, if any	1.28%A	1.11%	.95%	.91%	.93%	1.28% A
Expenses net of all reductions	1.00%A	.99%	.91%	.86%	.86%	1.23% A
Net investment income (loss)	.45%A	.32%	.19%	(.08)%	(.01)%	(.28)% A
Supplemental Data
Net assets, end of period (in millions)	$ 671	$ 806	$ 1,344	$ 1,577	$ 901	$ 319
Portfolio turnover rate	437%A	259%	168%	291%	293%	141% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period March 31, 1998 (commencement of operations) to June 30, 1998.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Contrafund II (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 34,119
Unrealized depreciation	(41,951)
Net unrealized appreciation (depreciation)	$ (7,832)
Cost for federal income tax purposes	$ 681,542

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .92% of the fund's average net assets.

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR, received sales charges of $60 on sales of shares of the fund all of which was retained.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .30% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $563 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $953 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund ®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CII-SANN-0203 337891
1.714430.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Fund

Semiannual Report

December 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

U.S. Treasuries proved to be one of the best-performing investments of 2002, gaining nearly 12% for the year according to the Lehman Brothers® Treasury Index. In fact, all categories of investment-grade bonds finished the year in the plus column. Stocks, on the other hand, declined for the third consecutive year, but a strong fourth quarter left many equity investors hopeful of better things to come in 2003.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended December 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Fund	-10.55%	-22.25%	-0.01%	155.22%
S&P 500®	-10.30%	-22.10%	-2.90%	144.31%
Growth & Income Funds Average	-11.35%	-20.48%	-2.80%	125.88%
Large-Cap Core Funds Average	-11.31%	-23.49%	-8.29%	110.27%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index (S&P 500®) - a market capitalization-weighted index of common stocks. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Fund	-22.25%	0.00%	9.82%
S&P 500	-22.10%	-0.59%	9.34%
Growth & Income Funds Average	-20.48%	-0.82%	8.28%
Large-Cap Core Funds Average	-23.49%	-1.90%	7.55%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Fund on December 31, 1992. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

While equities posted their first back-to-back monthly gains in a year, the rally that occurred in October and November lost momentum in the final month of 2002. As a result, stocks were down for the overall six-month period ending December 31, 2002. In a turnabout from its weak performance of the past three years, the technology- and telecommunications-heavy NASDAQ Composite® Index outperformed most other U.S. equity benchmarks for the six-month period. Tech and telecom both realized robust gains in the late-year rally, driving the NASDAQ up approximately 25% for October and November combined. For the period overall, however, the NASDAQ was down 8.54%. Still, that performance topped the broader, large-cap-oriented Standard & Poor's 500SM Index, which fell 10.30%. It also outpaced the Dow Jones Industrial AverageSM - a popular measure of 30 blue-chip stocks, only four of which are of a tech-related nature. The Dow dropped 8.69%. Even value and small-cap stocks - the equity market's best performers for most of the past three years - were topped by the NASDAQ. The Russell 3000® Value Index slid 11.74% during the past six months, while the Russell 2000 Index - a measure of small market capitalization stocks - suffered a loss of 16.56%.

(Portfolio Manager photograph)
An interview with John Avery, Portfolio Manager of Fidelity Fund

Q. How did the fund perform, John?

A. It beat its peer group and performed roughly in line with the Standard & Poor's 500 Index. For the six months ending December 31, 2002, the fund returned -10.55%, versus -10.30% for the S&P 500® and -11.35% for the Lipper Inc. growth and income funds average. For the 12 months ending December 31, 2002, the fund's return was -22.25%, compared with -22.10% and -20.48% for the S&P 500 and the Lipper average, respectively.

Q. What factors influenced the fund's relative performance during the six-month period?

A. Stock selection in health care equipment and services and in diversified financials was beneficial. Another helpful influence was the fund's underweighting in utilities, especially independent power producers, which performed poorly during the period. On the other hand, stock selection in technology hardware and pharmaceuticals hurt our results versus the index, as I was a little early in making several purchases. Semiconductor and semiconductor capital equipment were especially problematic. Early in the fall, many of these stocks appeared to be trading at attractive levels, but subsequent downward revisions in earnings estimates prompted further selling.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How was the fund positioned?

A. We remained defensively positioned. In my conversations with CEOs, most of them said that business wasn't getting any worse, but it wasn't getting appreciably better either. I think that accounts for the lack of corporate capital spending we've seen. In line with this defensive mindset, some of the fund's largest overweightings were in health care, energy, consumer staples and cash. Conversely, we carried significant underweightings in technology and banking. Banks have probably already seen most of the benefits of lower interest rates and would be hurt if rates began to climb again. Additionally, a soft economy could trigger a fresh wave of bankruptcies and damage banks holding the debt of failing companies.

Q. Which stocks helped the fund?

A. Drug stock Merck was the top contributor on an absolute basis and a major position for the fund. Several important patent expirations led investors to dump the stock in the first half of 2002, bringing the valuation down to a 20-year low and setting the stage for a recovery in the second half. I thought people had overreacted to the patent expirations, in part because they occurred at a time of extreme pessimism about the market generally. Moreover, Merck recently had some good news for investors. In December, the company released Zetia, a highly regarded drug for lowering cholesterol. Generic drug producer Forest Laboratories also boosted our performance. With a generous supply of drugs coming off patent, the company projected strong earnings growth over the near term. Varian Medical, a maker of radiation equipment for cancer treatment, did well based on strong interest in the company's latest technology, which allows radiation to be focused on extremely small areas of the body.

Q. Which stocks failed to perform up to your expectations?

A. Drug holding Wyeth was the top detractor by both absolute and relative measures. The stock hit the skids when the company announced in July that a recent study indicated increased health risks in taking its popular hormone replacement drug, Prempro. Wyeth's share price suffered further damage when the company preannounced disappointing results for the third quarter. Despite these challenges, I continued to like Wyeth's product pipeline and longer-term prospects. Chip-maker Fairchild Semiconductor International - which the fund no longer owned at the end of the period - and chip equipment manufacturer Teradyne also weighed on the fund's relative returns. I overweighted both stocks compared with the S&P 500, and they fell sharply as the prospects for a strong economic recovery soured.

Q. What's your outlook, John?

A. I'll be keeping a close eye on the economy and watching for signs that might dictate shifting to a less defensive stance. Until then, I'll try to protect the fund as best I can from downside volatility. In addition, I'll watch for opportunities to buy stocks that have been unfairly battered, expecting that investors will continue to be valuation-conscious going forward.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term capital growth

Fund number: 003

Trading symbol: FFIDX

Start date: April 30, 1930

Size: as of December 31, 2002, more than $8.6 billion

Manager: John Avery, since 2002; manager, Fidelity Advisor Growth & Income Fund, 2000-2002; Fidelity Advisor Balanced Fund and Fidelity VIP: Balanced Portfolio, 1998- 2002; several Fidelity Select Portfolios, 1995-1998; joined Fidelity in 1995

3

John Avery on the prospects for consumer spending:

"Consumer spending is the keystone of the U.S. economy, accounting for approximately two-thirds of our country's economic activity. Corporate and government spending together make up the other third. So the question naturally arises, ´How is the consumer doing at this stage of the recession?'

"When assessing consumers' health, I look at three yardsticks - retail sales, auto sales and housing. All three looked shaky at period end. On the retail front, holiday sales were relatively lackluster. At the company level, deep discounters appear to be doing well, but everyone else is struggling. Looking at the auto industry, sales have held up reasonably well, but only because of aggressive incentives that have eaten into profits. When the incentives disappear, so does a lot of demand. Third, there is housing, which has been propped up by the Federal Reserve Board's repeated cuts in interest rates.

"Housing is crucial because it has provided liquidity for consumers through repeated rounds of refinancing at lower rates. If rates begin to rise - or even if they've bottomed and don't go any lower - the benefits from refinancing will soon dissipate. As a result, I'm concerned that the worst phase for consumer spending could still be in front of us."

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.9	4.1
Citigroup, Inc.	3.4	2.7
Pfizer, Inc.	3.0	2.9
American International Group, Inc.	2.9	2.9
General Electric Co.	2.7	3.1
Exxon Mobil Corp.	2.6	2.6
Philip Morris Companies, Inc.	2.5	2.9
Johnson & Johnson	2.5	1.8
Bank of America Corp.	2.3	1.8
Wal-Mart Stores, Inc.	2.3	2.6
	29.1
Top Five Market Sectors as of December 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.1	16.5
Health Care	18.2	17.2
Consumer Discretionary	12.2	14.8
Consumer Staples	10.8	12.0
Industrials	10.0	11.3
Asset Allocation (% of fund's net assets)
As of December 31, 2002 *		As of June 30, 2002 **
	Stocks 94.0%		Stocks 97.6%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 6.0%		Short-Term Investments and Net Other Assets 2.4%
* Foreign investments	2.7%	** Foreign investments	4.5%

Semiannual Report

Investments December 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.2%
Automobiles - 0.3%
Harley-Davidson, Inc.	564,400	$ 26,075
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	1,149,400	18,482
Household Durables - 1.3%
Black & Decker Corp.	467,700	20,060
Mohawk Industries, Inc. (a)	494,203	28,145
Newell Rubbermaid, Inc.	834,600	25,313
Pulte Homes, Inc.	395,100	18,913
Whirlpool Corp.	305,000	15,927
		108,358
Media - 4.7%
AOL Time Warner, Inc. (a)	3,201,360	41,938
Clear Channel Communications, Inc. (a)	1,380,900	51,494
Comcast Corp.:
Class A (a)	1,369,210	32,272
Class A (special) (a)	1,220,800	27,578
McGraw-Hill Companies, Inc.	409,700	24,762
Viacom, Inc. Class B (non-vtg.) (a)	4,583,013	186,804
Walt Disney Co.	2,319,300	37,828
		402,676
Multiline Retail - 3.1%
Costco Wholesale Corp. (a)	601,500	16,878
Federated Department Stores, Inc. (a)	875,500	25,179
Kohl's Corp. (a)	288,500	16,142
Target Corp.	520,600	15,618
Wal-Mart Stores, Inc.	3,921,020	198,051
		271,868
Specialty Retail - 2.4%
Borders Group, Inc. (a)	1,483,700	23,888
Gap, Inc.	2,812,000	43,642
Home Depot, Inc.	1,881,500	45,081
Lowe's Companies, Inc.	1,217,500	45,656
Staples, Inc. (a)	2,856,600	52,276
		210,543
Textiles Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A (a)	805,400	17,526
TOTAL CONSUMER DISCRETIONARY		1,055,528
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 10.8%
Beverages - 3.4%
Anheuser-Busch Companies, Inc.	980,300	$ 47,447
PepsiCo, Inc.	1,870,990	78,993
The Coca-Cola Co.	3,739,800	163,878
		290,318
Food & Drug Retailing - 0.2%
Sysco Corp.	702,100	20,916
Food Products - 1.3%
Kraft Foods, Inc. Class A	1,470,500	57,247
Unilever NV (NY Shares)	931,000	57,452
		114,699
Household Products - 2.0%
Colgate-Palmolive Co.	858,300	45,001
Procter & Gamble Co.	1,491,000	128,137
		173,138
Personal Products - 1.4%
Gillette Co.	3,921,020	119,042
Tobacco - 2.5%
Philip Morris Companies, Inc.	5,315,900	215,453
TOTAL CONSUMER STAPLES		933,566
ENERGY - 7.3%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	2,063,600	66,427
BJ Services Co. (a)	1,373,000	44,362
Diamond Offshore Drilling, Inc.	911,000	19,905
Nabors Industries Ltd. (a)	1,466,700	51,731
Noble Corp. (a)	910,287	31,997
Schlumberger Ltd. (NY Shares)	1,416,500	59,620
		274,042
Oil & Gas - 4.1%
ChevronTexaco Corp.	961,930	63,949
ConocoPhillips	745,046	36,053
Exxon Mobil Corp.	6,456,800	225,601
Occidental Petroleum Corp.	1,107,800	31,517
		357,120
TOTAL ENERGY		631,162
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 19.1%
Banks - 4.1%
Bank of America Corp.	2,880,600	$ 200,403
Bank of Hawaii Corp.	1,378,700	41,899
Wells Fargo & Co.	2,455,300	115,080
		357,382
Diversified Financials - 11.8%
American Express Co.	2,921,092	103,261
Bear Stearns Companies, Inc.	835,100	49,605
Charles Schwab Corp.	2,873,950	31,182
Citigroup, Inc.	8,318,332	292,722
Fannie Mae	1,288,200	82,870
Freddie Mac	763,500	45,085
Goldman Sachs Group, Inc.	1,082,900	73,745
Lehman Brothers Holdings, Inc.	515,800	27,487
Merrill Lynch & Co., Inc.	3,177,400	120,582
Morgan Stanley	3,252,100	129,824
SLM Corp.	647,150	67,213
		1,023,576
Insurance - 3.2%
AFLAC, Inc.	769,300	23,171
American International Group, Inc.	4,441,400	256,935
		280,106
TOTAL FINANCIALS		1,661,064
HEALTH CARE - 18.2%
Biotechnology - 0.8%
Amgen, Inc. (a)	1,342,880	64,915
Geneprot, Inc. (c)	710,000	2,485
		67,400
Health Care Equipment & Supplies - 5.3%
Becton, Dickinson & Co.	1,784,100	54,754
Biomet, Inc.	1,921,600	55,073
C.R. Bard, Inc.	801,100	46,464
Medtronic, Inc.	1,505,600	68,655
Respironics, Inc. (a)	873,500	26,581
St. Jude Medical, Inc. (a)	1,852,100	73,565
Stryker Corp.	268,200	18,002
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Varian Medical Systems, Inc. (a)	1,228,400	$ 60,929
Zimmer Holdings, Inc. (a)	1,310,832	54,426
		458,449
Pharmaceuticals - 12.1%
Abbott Laboratories	977,500	39,100
Allergan, Inc.	876,600	50,510
Barr Laboratories, Inc. (a)	575,154	37,437
Eli Lilly & Co.	887,800	56,375
Forest Laboratories, Inc. (a)	573,590	56,338
Johnson & Johnson	3,970,500	213,256
Merck & Co., Inc.	3,236,100	183,196
Novartis AG sponsored ADR	465,800	17,109
Pfizer, Inc.	8,584,960	262,442
Pharmacia Corp.	1,073,400	44,868
Schering-Plough Corp.	1,585,400	35,196
Wyeth	1,608,040	60,141
		1,055,968
TOTAL HEALTH CARE		1,581,817
INDUSTRIALS - 10.0%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	1,306,630	75,458
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	695,900	43,897
Building Products - 0.7%
American Standard Companies, Inc. (a)	341,100	24,266
Masco Corp.	1,558,800	32,813
		57,079
Commercial Services & Supplies - 0.9%
Aramark Corp. Class B	774,600	18,203
First Data Corp.	836,400	29,617
Paychex, Inc.	1,017,000	28,374
		76,194
Industrial Conglomerates - 3.6%
3M Co.	616,700	76,039
General Electric Co.	9,880,026	240,579
		316,618
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 2.6%
Danaher Corp.	612,500	$ 40,241
Eaton Corp.	627,670	49,027
Illinois Tool Works, Inc.	1,068,700	69,316
Ingersoll-Rand Co. Ltd. Class A	945,720	40,723
Navistar International Corp. (a)	1,243,900	30,239
		229,546
Road & Rail - 0.8%
Canadian National Railway Co.	483,300	20,063
Union Pacific Corp.	816,170	48,864
		68,927
TOTAL INDUSTRIALS		867,719
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	1,816,400	23,795
Motorola, Inc.	4,484,300	38,789
		62,584
Computers & Peripherals - 1.3%
Dell Computer Corp. (a)	1,701,100	45,487
International Business Machines Corp.	843,600	65,379
		110,866
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	1,863,300	33,465
Amphenol Corp. Class A (a)	476,250	18,098
AVX Corp.	155,900	1,528
Vishay Intertechnology, Inc. (a)	1,113,500	12,449
		65,540
Semiconductor Equipment & Products - 1.6%
Applied Materials, Inc. (a)	1,646,700	21,457
Intel Corp.	2,111,230	32,872
KLA-Tencor Corp. (a)	375,600	13,285
LAM Research Corp. (a)	1,241,700	13,410
National Semiconductor Corp. (a)	1,518,800	22,797
Teradyne, Inc. (a)	1,382,351	17,984
Texas Instruments, Inc.	1,227,400	18,423
		140,228
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - 4.9%
Microsoft Corp. (a)	8,173,900	$ 422,587
TOTAL INFORMATION TECHNOLOGY		801,805
MATERIALS - 3.8%
Chemicals - 2.4%
Dow Chemical Co.	1,181,500	35,091
E.I. du Pont de Nemours & Co.	1,132,024	47,998
Ecolab, Inc.	670,050	33,167
Praxair, Inc.	1,595,738	92,186
		208,442
Metals & Mining - 1.4%
Alcan, Inc.	1,552,030	45,733
Alcoa, Inc.	3,221,000	73,374
		119,107
TOTAL MATERIALS		327,549
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T Corp.	846,498	22,102
BellSouth Corp.	3,934,800	101,793
SBC Communications, Inc.	2,037,500	55,237
TeraBeam Networks (c)	50,800	13
Verizon Communications, Inc.	3,065,200	118,777
		297,922
TOTAL COMMON STOCKS (Cost $8,425,367)		8,158,132
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Procket Networks, Inc. Series C (c)	1,612,868	806
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Yipes Communications Group, Inc. Series C (c)	723,082	$ 0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,629)		806
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 1.43% (b)	532,728,727	532,729
Fidelity Securities Lending Cash Central Fund, 1.43% (b)	28,341,297	28,341
TOTAL MONEY MARKET FUNDS (Cost $561,070)		561,070
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $9,007,066)		8,720,008
NET OTHER ASSETS - (0.4)%		(37,881)
NET ASSETS - 100%		$ 8,682,127
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneprot, Inc.	7/7/00	$ 3,905
Procket Networks, Inc. Series C	11/15/00 - 2/9/01	$ 15,929
TeraBeam Networks	4/7/00	$ 191
Yipes Communications Group, Inc. Series C	1/31/01	$ 4,700
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,233,895,000 and $2,145,085,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $166,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,304,000 or 0% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $7,422,000. The weighted average interest rate was 2.0%. At period end there were no bank borrowings outstanding.

Income Tax Information
At June 30, 2002, the fund had a capital loss carryforward of approximately $1,749,301,000 all of which will expire on June 30, 2010.
The fund intends to elect to defer to its fiscal year ending June 30, 2003 approximately $534,089,000 of losses recognized during the period November 1, 2001 to June 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2002 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,028) (cost $9,007,066) - See accompanying schedule		$ 8,720,008
Cash		56
Receivable for investments sold		15,689
Receivable for fund shares sold		6,656
Dividends receivable		10,361
Interest receivable		630
Other receivables		43
Total assets		8,753,443

Liabilities
Payable for investments purchased	$ 11,975
Payable for fund shares redeemed	26,616
Accrued management fee	2,782
Other payables and accrued expenses	1,602
Collateral on securities loaned, at value	28,341
Total liabilities		71,316

Net Assets		$ 8,682,127
Net Assets consist of:
Paid in capital		$ 12,068,542
Distributions in excess of net investment income		(81)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,099,279)
Net unrealized appreciation (depreciation) on investments		(287,055)
Net Assets, for 390,060 shares outstanding		$ 8,682,127
Net Asset Value, offering price and redemption price per share ($8,682,127 ÷ 390,060 shares)		$ 22.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended December 31, 2002 (Unaudited)

Investment Income
Dividends		$ 68,871
Interest		3,144
Security lending		120
Total income		72,135

Expenses
Management fee	$ 17,014
Transfer agent fees	11,082
Accounting and security lending fees	427
Custodian fees and expenses	55
Audit	40
Legal	39
Miscellaneous	59
Total expenses before reductions	28,716
Expense reductions	(1,081)	27,635
Net investment income (loss)		44,500
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(789,672)
Foreign currency transactions	(57)
Total net realized gain (loss)		(789,729)
Change in net unrealized appreciation (depreciation) on: Investment securities	(379,417)
Assets and liabilities in foreign currencies	10
Total change in net unrealized appreciation (depreciation)		(379,407)
Net gain (loss)		(1,169,136)
Net increase (decrease) in net assets resulting from operations		$ (1,124,636)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2002 (Unaudited)	Year ended June 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,500	$ 98,995
Net realized gain (loss)	(789,729)	(1,256,561)
Change in net unrealized appreciation (depreciation)	(379,407)	(1,737,549)
Net increase (decrease) in net assets resulting from operations	(1,124,636)	(2,895,115)
Distributions to shareholders from net investment income	(51,890)	(90,485)
Share transactions Net proceeds from sales of shares	736,950	1,991,479
Reinvestment of distributions	48,805	84,726
Cost of shares redeemed	(1,412,690)	(2,899,296)
Net increase (decrease) in net assets resulting from share transactions	(626,935)	(823,091)
Total increase (decrease) in net assets	(1,803,461)	(3,808,691)

Net Assets
Beginning of period	10,485,588	14,294,279
End of period (including distributions in excess of net investment income of $81 and undistributed net investment income of $7,309, respectively)	$ 8,682,127	$ 10,485,588
Other Information Shares
Sold	32,649	71,457
Issued in reinvestment of distributions	2,170	3,090
Redeemed	(63,757)	(104,532)
Net increase (decrease)	(28,938)	(29,985)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2002	Years ended June 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 25.03	$ 31.84	$ 41.81	$ 40.39	$ 35.22	$ 28.83
Income from Investment Operations
Net investment income (loss)D	.11	.23	.19	.23	.31	.32
Net realized and unrealized gain (loss)	(2.75)	(6.83)	(4.72)	3.61	6.96	8.74
Total from investment operations	(2.64)	(6.60)	(4.53)	3.84	7.27	9.06
Distributions from net investment income	(.13)	(.21)	(.21)	(.21)	(.29)	(.31)
Distributions in excess of net investment income	-	-	(.03)	-	-	-
Distributions from net realized gain	-	-	(2.87)	(2.21)	(1.81)	(2.36)
Distributions in excess of net realized gain	-	-	(2.33)	-	-	-
Total distributions	(.13)	(.21)	(5.44)	(2.42)	(2.10)	(2.67)
Net asset value, end of period	$ 22.26	$ 25.03	$ 31.84	$ 41.81	$ 40.39	$ 35.22
Total ReturnB,C	(10.55)%	(20.78)%	(11.76)%	10.47%	21.95%	33.54%
Ratios to Average Net AssetsE
Expenses before expense reductions	.63%A	.59%	.56%	.56%	.57%	.58%
Expenses net of voluntary waivers, if any	.63%A	.59%	.56%	.56%	.57%	.58%
Expenses net of all reductions	.61%A	.53%	.51%	.53%	.55%	.56%
Net investment income (loss)	.98%A	.82%	.55%	.57%	.87%	1.01%
Supplemental Data
Net assets, end of period (in millions)	$ 8,682	$ 10,486	$ 14,294	$ 17,379	$ 13,842	$ 8,726
Portfolio turnover rate	28%A	155%	217%	113%	71%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Fund (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 703,524
Unrealized depreciation	(1,040,840)
Net unrealized appreciation (depreciation)	$ (337,316)
Cost for federal income tax purposes	$ 9,057,324

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,140 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,035 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $46.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FID-SANN-0203 338029
1.540016.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity Fifty®

Semiannual Report

December 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

U.S. Treasuries proved to be one of the best-performing investments of 2002, gaining nearly 12% for the year according to the Lehman Brothers® Treasury Index. In fact, all categories of investment-grade bonds finished the year in the plus column. Stocks, on the other hand, declined for the third consecutive year, but a strong fourth quarter left many equity investors hopeful of better things to come in 2003.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Fidelity Fifty® had a 3% sales charge, which was waived beginning January 31, 2000 through December 23, 2001. Effective December 24, 2001, the sales charge was eliminated. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended December 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Fifty	-5.93%	0.32%	41.36%	193.44%
S&P 500 ®	-10.30%	-22.10%	-2.90%	127.38%
Capital Appreciation Funds Average	-10.29%	-19.72%	0.72%	n/a *
Multi-Cap Value Funds Average	-11.49%	-17.91%	8.20%	n/a *

Cumulative total returns show the fund's performance in percentage terms over a set period in this case, six months, one year, five years or since the fund started on September 17, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index (S&P 500®) - a market capitalization-weighted index of common stocks. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Fifty	0.32%	7.17%	12.28%
S&P 500	-22.10%	-0.59%	9.24%
Capital Appreciation Funds Average	-19.72%	-0.74%	n/a *
Multi-Cap Value Funds Average	-17.91%	1.32%	n/a *

* Not available

Semiannual Report

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Fifty on September 17, 1993, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

While equities posted their first back-to-back monthly gains in a year, the rally that occurred in October and November lost momentum in the final month of 2002. As a result, stocks were down for the overall six-month period ending December 31, 2002. In a turnabout from its weak performance of the past three years, the technology- and telecommunications-heavy NASDAQ Composite® Index outperformed most other U.S. equity benchmarks for the six-month period. Tech and telecom both realized robust gains in the late-year rally, driving the NASDAQ up approximately 25% for October and November combined. For the period overall, however, the NASDAQ was down 8.54%. Still, that performance topped the broader, large-cap-oriented Standard & Poor's 500SM Index, which fell 10.30%. It also outpaced The Dow Jones Industrial AverageSM - a popular measure of 30 blue-chip stocks, only four of which are of a tech-related nature. The Dow dropped 8.69%. Even value and small-cap stocks - the equity market's best performers for most of the past three years - were topped by the NASDAQ. The Russell 3000® Value Index slid 11.74% during the past six months, while the Russell 2000® Index - a measure of small market capitalization stocks - suffered a loss of 16.56%.

(Portfolio Manager photograph)
An interview with Fergus Shiel, Portfolio Manager of Fidelity Fifty

Q. How did the fund perform, Fergus?

A. For the six months ending Decem-ber 31, 2002, the fund was down 5.93%. In comparison, the Standard & Poor's 500 Index fell 10.30% and the capital appreciation funds average tracked by Lipper Inc. declined 10.29%. For the 12 months ending December 31, 2002, the fund was up 0.32%, while the S&P 500 fell 22.10% and the Lipper average dropped 19.72%.

Q. Why did the fund beat its benchmarks during the past six months?

A. When I began managing the fund in June, it was positioned very defensively with a highly concentrated exposure to gold and energy stocks, as well as cash. This positioning had served the fund well earlier in 2002 because the broader equity market performed poorly. I was much more optimistic about the equity market's prospects than my predecessor, however, and I acted accordingly. I gradually reduced the fund's high cash level, as well as its overexposure to both the energy and materials sectors, and put those assets to work in what I believed were compelling stock opportunities elsewhere. Fortunately, this shift in the fund's composition proved timely. Stocks generally rebounded sharply during the fourth quarter, allowing new investments in telecommunications, financials and industrials to boost the fund's performance relative to its benchmarks.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Can you elaborate on the changes you made to the fund?

A. I wasn't comfortable having two sectors - gold and energy - each represent more than 20% of the fund's assets, so I reduced our exposure to them. As the period progressed, I looked for attractive pricing points to acquire new positions. Amid periods of equity market volatility, I began repositioning the portfolio, increasing its exposure to stocks that I felt were oversold, particularly within the industrials, financials, consumer discretionary, telecommunications and technology sectors that historically have performed well in anticipation of an economic recovery. New holdings in telecommunications and financials made the biggest contribution to the fund's performance, but stock picking in technology held back the fund's return. Elsewhere, although I reduced the fund's holdings in gold and other materials stocks, it would have been better to have reduced them more quickly because they underperformed when the broader market rallied sharply in October and November. All told, however, the fund's fourth-quarter performance was encouraging on both an absolute and relative basis, and indicative of how I hoped the redesigned portfolio would perform during a more positive investing climate.

Q. What specific holdings performed well? Which disappointed?

A. I bought Xerox as a turnaround situation. I felt Xerox's new leaders were taking the necessary steps to restructure the company and that the stock was oversold. The market eventually agreed, because the stock rebounded nicely. Several financial companies, including FleetBoston Financial, Schwab and J.P. Morgan Chase, performed well due to a brighter outlook for the economy late in the period. Nextel Communications was up more than 75% during the past six months after it alleviated concerns about its future by buying back a sizable portion of its outstanding debt at a discount. Not all my new additions paid off, though. Weaker fundamentals in the tobacco industry hurt Philip Morris. Tenet Healthcare plummeted on allegations that it may have overbilled the government to treat Medicare patients. Additionally, weaker-than-expected consumer retail spending lowered the earnings of electronics retailer Best Buy, another detractor. I sold off Tenet and Best Buy entirely.

Q. What's your outlook?

A. I'm optimistic. We recently saw a positive twitch in the sluggish economy based on several factors. Spreads narrowed between government bonds and high-yield bonds, suggesting lenders were more willing to lend to corporate customers. Further, unemployment remained relatively stable, an expected wave of new corporate bankruptcies never materialized, and the hangover of corporate fraud and accounting scandals started to wear off. The economy may muddle along and grow at a slow pace, but I believe it may be headed in the right direction for stocks.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by investing mainly in equity securities, normally 50 to 60 stocks

Fund number: 500

Trading symbol: FFTYX

Start date: September 17, 1993

Size: as of December 31, 2002, more than $719 million

Manager: Fergus Shiel, since June 2002; manager, Fidelity Advisor Fifty Fund, since June 2002; Fidelity Independence Fund, since 1996; several other Fidelity funds, 1990-
1998; joined Fidelity in 1989

3

Fergus Shiel on the importance of capital to an economic recovery:

"During the past year, one of the stock market's brighter spots was consumer industries. These stocks generally held up well relative to the broader market because, by and large, banks and other institutions didn't curtail their consumer lending practices despite the sluggish economy. Consumers had access to capital via credit cards and home mortgage refinancings prompted by historically low interest rates. As a result of these cash portals, sales for several consumer industries - such as automotive, restaurants and electronic gaming - were brisk and, subsequently, these groups performed relatively well.

"For corporations, though, capital has been scarce. Given the economic slowdown and its negative impact on corporate profitability, banks were far more reluctant to loan money to businesses, many of which were starved for it. Improving sentiment about the stock market should allow lenders to be more aggressive across the board. Amid the October/November stock market rally, for example, there was some evidence of new lending, which I viewed as an encouraging sign that companies in previously ignored industries may soon have greater flexibility to expand their businesses."

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Xerox Corp.	4.3	1.6
Philip Morris Companies, Inc.	4.3	5.9
Merrill Lynch & Co., Inc.	4.3	1.3
Nextel Communications, Inc. Class A	3.9	0.0
RJ Reynolds Tobacco Holdings, Inc.	3.8	2.0
FleetBoston Financial Corp.	3.8	0.0
Qwest Communications International, Inc.	3.3	0.0
J.P. Morgan Chase & Co.	3.2	0.0
BJ Services Co.	3.1	2.2
Texas Instruments, Inc.	3.0	0.4
	37.0
Top Five Market Sectors as of December 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.3	1.3
Information Technology	16.8	2.7
Consumer Discretionary	16.7	1.0
Energy	10.9	25.8
Consumer Staples	8.1	7.9
Asset Allocation (% of fund's net assets)
As of December 31, 2002 *		As of June 30, 2002 **
	Stocks 95.4%		Stocks 80.7%
	Short-Term Investments and Net Other Assets 4.6%		Short-Term Investments and Net Other Assets 19.3%
* Foreign investments	5.0%	** Foreign investments	20.2%

Semiannual Report

Investments December 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.7%
Hotels, Restaurants & Leisure - 0.9%
Yum! Brands, Inc. (a)	283,400	$ 6,863,948
Leisure Equipment & Products - 1.6%
Mattel, Inc.	587,800	11,256,370
Media - 5.8%
Charter Communications, Inc. Class A (a)	3,733,300	4,405,294
Cox Communications, Inc. Class A (a)	171,900	4,881,960
Liberty Media Corp. Class A (a)	1,569,800	14,034,012
Walt Disney Co.	1,141,000	18,609,710
		41,930,976
Multiline Retail - 0.6%
The May Department Stores Co.	186,400	4,283,472
Specialty Retail - 7.8%
Abercrombie & Fitch Co. Class A (a)	412,200	8,433,612
AnnTaylor Stores Corp. (a)	327,000	6,677,340
Bed Bath & Beyond, Inc. (a)	210,900	7,282,377
Home Depot, Inc.	250,200	5,994,792
Office Depot, Inc. (a)	836,400	12,345,264
PETsMART, Inc. (a)	532,600	9,123,438
Pier 1 Imports, Inc.	315,300	5,968,629
		55,825,452
TOTAL CONSUMER DISCRETIONARY		120,160,218
CONSUMER STAPLES - 8.1%
Tobacco - 8.1%
Philip Morris Companies, Inc.	757,500	30,701,475
RJ Reynolds Tobacco Holdings, Inc.	660,300	27,805,233
		58,506,708
ENERGY - 10.9%
Energy Equipment & Services - 10.9%
BJ Services Co. (a)	690,000	22,293,900
Grant Prideco, Inc. (a)	278,800	3,245,232
Grey Wolf, Inc. (a)	4,058,000	16,191,420
Nabors Industries Ltd. (a)	489,500	17,264,665
Rowan Companies, Inc.	296,800	6,737,360
Transocean, Inc.	251,700	5,839,440
Weatherford International Ltd. (a)	176,960	7,066,013
		78,638,030
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 21.3%
Banks - 5.2%
Bank One Corp.	278,700	$ 10,186,485
FleetBoston Financial Corp.	1,121,800	27,259,740
		37,446,225
Diversified Financials - 13.5%
American Express Co.	412,800	14,592,480
Charles Schwab Corp.	1,493,600	16,205,560
Fannie Mae	195,300	12,563,649
J.P. Morgan Chase & Co.	945,200	22,684,800
Merrill Lynch & Co., Inc.	808,800	30,693,960
		96,740,449
Insurance - 2.6%
ACE Ltd.	300,100	8,804,934
Allstate Corp.	263,200	9,735,768
		18,540,702
TOTAL FINANCIALS		152,727,376
HEALTH CARE - 3.7%
Biotechnology - 1.6%
IDEC Pharmaceuticals Corp. (a)	355,700	11,798,569
Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	286,800	6,639,420
Schering-Plough Corp.	373,200	8,285,040
		14,924,460
TOTAL HEALTH CARE		26,723,029
INDUSTRIALS - 6.5%
Commercial Services & Supplies - 1.4%
First Data Corp.	287,000	10,162,670
Electrical Equipment - 0.4%
ABB Ltd. (Switzerland) (Reg.) (a)	875,000	2,489,142
Industrial Conglomerates - 0.9%
Tyco International Ltd.	372,000	6,353,760
Road & Rail - 2.5%
Norfolk Southern Corp.	904,800	18,086,952
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - 1.3%
W.W. Grainger, Inc.	179,400	$ 9,248,070
TOTAL INDUSTRIALS		46,340,594
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 4.2%
Juniper Networks, Inc. (a)	1,013,500	6,891,800
Motorola, Inc.	1,814,100	15,691,965
Nortel Networks Corp. (a)	1,846,400	2,972,701
QUALCOMM, Inc. (a)	120,800	4,395,912
		29,952,378
Office Electronics - 4.3%
Xerox Corp. (a)	3,842,700	30,933,735
Semiconductor Equipment & Products - 5.6%
Advanced Micro Devices, Inc. (a)	1,300,300	8,399,938
Applied Materials, Inc. (a)	176,200	2,295,886
Micron Technology, Inc. (a)	790,000	7,694,600
Texas Instruments, Inc.	1,447,900	21,732,979
		40,123,403
Software - 2.7%
BEA Systems, Inc. (a)	417,900	4,793,313
Citrix Systems, Inc. (a)	205,600	2,532,992
Reynolds & Reynolds Co. Class A	306,500	7,806,555
VERITAS Software Corp. (a)	298,200	4,657,884
		19,790,744
TOTAL INFORMATION TECHNOLOGY		120,800,260
MATERIALS - 4.0%
Chemicals - 1.0%
Dow Chemical Co.	186,400	5,536,080
Monsanto Co.	79,600	1,532,300
		7,068,380
Metals & Mining - 3.0%
Harmony Gold Mining Co. Ltd. sponsored ADR	539,200	9,063,952
Newcrest Mining Ltd.	3,140,900	12,690,115
		21,754,067
TOTAL MATERIALS		28,822,447
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 3.3%
Qwest Communications International, Inc. (a)	4,718,100	$ 23,590,500
Wireless Telecommunication Services - 4.1%
Crown Castle International Corp. (a)	322,600	1,209,750
Nextel Communications, Inc. Class A (a)	2,460,100	28,414,155
		29,623,905
TOTAL TELECOMMUNICATION SERVICES		53,214,405
TOTAL COMMON STOCKS (Cost $674,003,834)		685,933,067
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 1.43% (b)	38,557,896	38,557,896
Fidelity Securities Lending Cash Central Fund, 1.43% (b)	20,178,800	20,178,800
TOTAL MONEY MARKET FUNDS (Cost $58,736,696)		58,736,696
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $732,740,530)		744,669,763
NET OTHER ASSETS - (3.6)%		(25,565,403)
NET ASSETS - 100%		$ 719,104,360
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $848,593,841 and $707,275,834, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $61,205 for the period.
Income Tax Information
At June 30, 2002, the fund had a capital loss carryforward of approximately $47,307,000 of which $24,074,000 and $23,233,000 will expire on June 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending June 30, 2003 approximately $18,131,000 of losses recognized during the period November 1, 2001 to June 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2002 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,316,517) (cost $732,740,530) - See accompanying schedule		$ 744,669,763
Receivable for investments sold		4,614,037
Receivable for fund shares sold		5,200,272
Dividends receivable		2,185,998
Interest receivable		73,703
Redemption fees receivable		432
Other receivables		78,698
Total assets		756,822,903

Liabilities
Payable for investments purchased	$ 15,183,600
Payable for fund shares redeemed	1,875,517
Accrued management fee	442,447
Other payables and accrued expenses	38,179
Collateral on securities loaned, at value	20,178,800
Total liabilities		37,718,543

Net Assets		$ 719,104,360
Net Assets consist of:
Paid in capital		$ 824,505,927
Distributions in excess of net investment income		(294,761)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(117,036,678)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,929,872
Net Assets, for 44,831,478 shares outstanding		$ 719,104,360
Net Asset Value, offering price and redemption price per share ($719,104,360 ÷ 44,831,478 shares)		$ 16.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2002 (Unaudited)

Investment Income
Dividends		$ 5,814,236
Interest		579,199
Security lending		59,600
Total income		6,453,035

Expenses
Management fee Basic fee	$ 1,934,571
Performance adjustment	513,102
Transfer agent fees	1,040,662
Accounting and security lending fees	107,027
Non-interested trustees' compensation	1,267
Custodian fees and expenses	14,529
Registration fees	27,617
Audit	11,728
Legal	2,507
Miscellaneous	3,753
Total expenses before reductions	3,656,763
Expense reductions	(562,645)	3,094,118
Net investment income (loss)		3,358,917
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(45,396,872)
Foreign currency transactions	30,824
Total net realized gain (loss)		(45,366,048)
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,191,509)
Assets and liabilities in foreign currencies	197
Total change in net unrealized appreciation (depreciation)		(8,191,312)
Net gain (loss)		(53,557,360)
Net increase (decrease) in net assets resulting from operations		$ (50,198,443)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2002 (Unaudited)	Year ended June 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,358,917	$ 2,986,870
Net realized gain (loss)	(45,366,048)	(37,703,761)
Change in net unrealized appreciation (depreciation)	(8,191,312)	34,576,190
Net increase (decrease) in net assets resulting from operations	(50,198,443)	(140,701)
Distributions to shareholders from net investment income	(5,562,859)	(2,047,816)
Share transactions Net proceeds from sales of shares	254,785,700	485,626,754
Reinvestment of distributions	5,399,404	2,002,105
Cost of shares redeemed	(226,889,616)	(173,527,810)
Net increase (decrease) in net assets resulting from share transactions	33,295,488	314,101,049
Redemption fees	124,028	160,544
Total increase (decrease) in net assets	(22,341,786)	312,073,076

Net Assets
Beginning of period	741,446,146	429,373,070
End of period (including distributions in excess of net investment income of $294,761 and undistributed net investment income of $1,909,181, respectively)	$ 719,104,360	$ 741,446,146
Other Information Shares
Sold	15,926,196	27,683,215
Issued in reinvestment of distributions	339,130	124,023
Redeemed	(14,573,947)	(10,225,915)
Net increase (decrease)	1,691,379	17,581,323

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2002	Years ended June 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 17.19	$ 16.80	$ 21.68	$ 21.39	$ 17.25	$ 16.31
Income from Investment Operations
Net investment income (loss) E	.08	.10	.12	.15	.07	.04
Net realized and unrealized gain (loss)	(1.10)	.36G	(1.86)	1.60	4.76	2.95
Total from investment operations	(1.02)	.46	(1.74)	1.75	4.83	2.99
Distributions from net investment income	(.13)	(.08)	(.25)	(.03)	(.02)	(.05)
Distributions from net realized gain	-	-	(2.30)	(1.43)	(.67)	(2.00)
Distributions in excess of net realized gain	-	-	(.60)	-	-	-
Total distributions	(.13)	(.08)	(3.15)	(1.46)	(.69)	(2.05)
Redemption fees added to paid in capital E	-	.01	.01	-	-	-
Net asset value, end of period	$ 16.04	$ 17.19	$ 16.80	$ 21.68	$ 21.39	$ 17.25
Total Return B, C, D	(5.93)%	2.83%	(8.76)%	9.22%	29.38%	20.06%
Ratios to Average Net Assets F
Expenses before expense reductions	1.11% A	1.12%	.95%	.88%	.83%	.80%
Expenses net of voluntary waivers, if any	1.11% A	1.12%	.95%	.88%	.83%	.80%
Expenses net of all reductions	.94% A	1.09%	.90%	.80%	.79%	.77%
Net investment income (loss)	1.02% A	.61%	.66%	.70%	.37%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 719,104	$ 741,446	$ 429,373	$ 536,085	$ 522,077	$ 192,621
Portfolio turnover rate	232% A	50%	158%	295%	316%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Fifty (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 54,325,651
Unrealized depreciation	(43,980,953)
Net unrealized appreciation (depreciation)	$ 10,344,698
Cost for federal income tax purposes	$ 734,325,065

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .74% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .32% of average net assets.

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $576,350 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $559,727 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $2,918.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research Company (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Growth Funds

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Growth Company Fund

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Mid-Cap Stock Fund

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OTC Portfolio

Small Cap Independence Fund

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Structured Mid Cap Growth Fund

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The Fidelity Telephone Connection

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and Account Assistance 1-800-544-6666

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www.fidelity.com

Fidelity®

Growth & Income II

Portfolio

Semiannual Report

December 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

U.S. Treasuries proved to be one of the best-performing investments of 2002, gaining nearly 12% for the year according to the Lehman Brothers® Treasury Index. In fact, all categories of investment-grade bonds finished the year in the plus column. Stocks, on the other hand, declined for the third consecutive year, but a strong fourth quarter left many equity investors hopeful of better things to come in 2003.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended December 31, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Growth & Income II	-3.18%	-17.06%	-20.93%
S&P 500 ®	-10.30%	-22.10%	-24.24%
Growth & Income Funds Average	-11.35%	-20.48%	n/a*
Large-Cap Core Funds Average	-11.31%	-23.49%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index (S&P 500®) - a market capitalization-weighted index of common stocks. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2002	Past 1 year	Life of fund
Fidelity Growth & Income II	-17.06%	-5.69%
S&P 500	-22.10%	-6.69%
Growth & Income Funds Average	-20.48%	n/a*
Large-Cap Core Funds Average	-23.49%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Growth & Income II Portfolio on December 28, 1998, when the fund started. The chart shows what the value of your investment would have been, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

While equities posted their first back-to-back monthly gains in a year, the rally that occurred in October and November lost momentum in the final month of 2002. As a result, stocks were down for the overall six-month period ending December 31, 2002. In a turnabout from its weak performance of the past three years, the technology- and telecommunications-heavy NASDAQ Composite® Index outperformed most other U.S. equity benchmarks for the six-month period. Tech and telecom both realized robust gains in the late-year rally, driving the NASDAQ up approximately 25% for October and November combined. For the period overall, however, the NASDAQ was down 8.54%. Still, that performance topped the broader, large-cap-oriented Standard & Poor's 500SM Index, which fell 10.30%. It also outpaced The Dow Jones Industrial AverageSM - a popular measure of 30 blue-chip stocks, only four of which are of a tech-related nature. The Dow dropped 8.69%. Even value and small-cap stocks - the equity market's best performers for most of the past three years - were topped by the NASDAQ. The Russell 3000® Value Index slid 11.74% during the past six months, while the Russell 2000 Index - a measure of small market capitalization stocks - suffered a loss of 16.56%.

(Portfolio Manager photograph)
An interview with Louis Salemy, Portfolio Manager of Fidelity Growth & Income II Portfolio

Q. How did the fund perform, Louis?

A. For the six months ending December 31, 2002, the fund fell 3.18%, outperforming the Standard & Poor's 500 Index and the Lipper Inc. growth & income funds average, which declined 10.30% and 11.35%, respectively. For the year ending December 31, 2002, the fund dropped 17.06%, while the S&P 500 and Lipper average lost 22.10% and 20.48%, respectively.

Q. Why did the fund soundly beat its benchmarks during the past six months?

A. Strong stock picking was the key to our success in a volatile market. It was tough finding many solid companies that were attractively priced and had good sustainable earnings growth. That said, I held more-concentrated positions in a mix of both cyclical and stable-growth stocks that I felt could help us do well in any economic environment. In addition, I maintained an above-average weighting in cash, which helped shelter us somewhat from weak stock performance. On the cyclical side, I avoided poor-performing traditional value names and instead used price declines to become more aggressive in such brokerage houses as Morgan Stanley and Merrill Lynch, which stood to benefit from an economic recovery. While we were a bit early with these stocks, as capital markets activity remained weak, they still outperformed the market due to improved profit margins and earnings power.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund's stable-growth stocks perform?

A. This part of the fund worked well. We benefited the most in consumer discretionary by owning good growth stories in media, most notably advertising company Omnicom Group and satellite TV provider EchoStar Communications. Raising exposure to select consumer staples - including Gillette - also paid off, as did our emphasis on some defensive financials.

Q. What other strategies helped?

A. Maintaining very little exposure to technology stocks helped. To me, the earnings expectations and valuations of tech firms were still too high, given a backdrop of weak capital spending and no major breakthrough technologies, such as the Internet, to drive another growth wave. Shying away from such prominent hardware names as Texas Instruments and Motorola gave us a boost versus the index, as did overweighting Microsoft, which benefited as one of the few large-cap tech companies whose earnings didn't disappoint. Also key was avoiding other groups plagued by overcapacity, such as utilities, as well as owning the right telecommunication services stocks - namely wireless provider Nextel. While my general aversion to tech was positive overall for the fund, it hurt during the fourth quarter amid the market's strong rotation back into growth stocks.

Q. What moves disappointed?

A. One part of my cyclical strategy that didn't pan out was the fund's holdings in regional Bell operating company BellSouth, which suffered despite the solid management of its business during the economic downturn. The fund's positioning in health care also detracted, as we didn't own many of the large-cap pharmaceutical stocks - including Merck and Eli Lilly - that bounced back sharply on faster new drug approvals. While I was concerned about the growth outlook for drug stocks, the same was true for regional banks. However, not having enough banks in the portfolio hurt, as the group benefited from lower interest rates and better credit-risk management. Finally, Home Depot and Kohl's were drags on the retailing front.

Q. What's your outlook?

A. I'm still cautious, as valuations in several industries are now less attractive following the recent run-up in the market. The ability of many companies - particularly within technology and health care - to grow their earnings going forward also remains a challenge. Paralysis in the capital markets has cast a pall over the entire economy, making it difficult for many firms to refinance and pay down debt, or even fund their businesses. We'll need to see some improvement here before the economy can begin growing again. Until then, I'll try to manage the fund for any economic environment through a balance of growth cyclicals and "Steady Eddies" that I feel can consistently increase their earnings power over time.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation

Fund number: 361

Trading symbol: FGRTX

Start date: December 28, 1998

Size: as of December 31, 2002, more than $127 million

Manager: Louis Salemy, since inception; manager, Fidelity Advisor Balanced and Growth & Income funds, since 2002; Fidelity VIP III: Balanced Portfolio, since 2002; Fidelity VIP III: Growth & Income Portfolio, since 1998; several Fidelity Select Portfolios, 1992-1998; joined Fidelity in 1992

3

Louis Salemy defines his investment process:

"I try to add value through bottom-up stock selection, focusing on companies with sustainable long-term growth rates. I do my homework to find solid companies driven by improving fundamentals and positive catalysts - such as new products, acquisitions or restructurings - whose prospects aren't fully appreciated by the market. I visit the companies I'm interested in, run earnings models on them and look closely at their balance sheets before I invest. I tend to run a concentrated portfolio, holding larger positions in names I consider my best investment ideas.

"Generally, I look for companies that generate excess cash flow and are not reliant on the capital markets to fund their growth. That means I favor companies that are self-funding, or those that don't have to borrow money externally to help them grow. I'm also drawn to companies I believe can generate unit growth in all types of economic environments, a factor that should lead to improved price-to-earnings (P/E) expansion over time. In addition, I like firms that generate predictable earnings, and I try to avoid those whose earnings are extremely cyclical. Finally, while I consider my horizon fairly long term, I know that even if a company's outlook is strong, its prospects can change daily or weekly."

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Gillette Co.	5.2	4.5
Omnicom Group, Inc.	5.0	2.4
Morgan Stanley	4.8	5.2
Merrill Lynch & Co., Inc.	4.4	2.3
BellSouth Corp.	4.2	4.1
Wells Fargo & Co.	4.1	1.4
Microsoft Corp.	3.7	4.8
EchoStar Communications Corp. Class A	3.5	2.8
Wal-Mart Stores, Inc.	3.4	3.3
Freddie Mac	3.3	3.6
	41.6
Top Five Market Sectors as of December 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	18.8
Consumer Discretionary	21.5	18.9
Consumer Staples	11.2	14.2
Telecommunication Services	8.8	8.0
Industrials	7.2	6.9
Asset Allocation (% of fund's net assets)
As of December 31, 2002 *		As of June 30, 2002 **
	Stocks 81.4%		Stocks and Equity Futures 82.1%
	Bonds 1.5%		Bonds 2.0%
	Convertible Securities 1.7%		Convertible Securities 1.3%
	Short-Term Investments and Net Other Assets 15.4%		Short-Term Investments and Net Other Assets 14.6%
* Foreign investments	0.6%	** Foreign investments	0.4%

Semiannual Report

Investments December 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.8%
Media - 12.2%
Comcast Corp. Class A (special) (a)	41,000	$ 926,190
E.W. Scripps Co. Class A	31,000	2,385,450
EchoStar Communications Corp. Class A (a)	197,800	4,403,028
Omnicom Group, Inc.	98,200	6,343,720
Pegasus Communications Corp. Class A (a)	179,800	235,538
Walt Disney Co.	71,600	1,167,796
		15,461,722
Multiline Retail - 5.3%
Kohl's Corp. (a)	42,600	2,383,470
Wal-Mart Stores, Inc.	85,520	4,319,615
		6,703,085
Specialty Retail - 1.6%
Hollywood Entertainment Corp. (a)	66,900	1,010,190
Home Depot, Inc.	45,635	1,093,415
		2,103,605
Textiles Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	29,800	883,570
TOTAL CONSUMER DISCRETIONARY		25,151,982
CONSUMER STAPLES - 11.2%
Beverages - 1.0%
The Coca-Cola Co.	29,300	1,283,926
Food & Drug Retailing - 0.9%
Walgreen Co.	40,000	1,167,600
Food Products - 0.8%
McCormick & Co., Inc. (non-vtg.)	44,700	1,037,040
Household Products - 2.3%
Colgate-Palmolive Co.	29,500	1,546,685
Kimberly-Clark Corp.	28,800	1,367,136
		2,913,821
Personal Products - 5.2%
Gillette Co.	216,400	6,569,903
Tobacco - 1.0%
Philip Morris Companies, Inc.	32,430	1,314,388
TOTAL CONSUMER STAPLES		14,286,678
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 2.7%
Oil & Gas - 2.7%
Exxon Mobil Corp.	100,492	$ 3,511,190
FINANCIALS - 22.7%
Banks - 4.7%
Bank One Corp.	21,400	782,170
Wells Fargo & Co.	110,100	5,160,387
		5,942,557
Diversified Financials - 14.6%
Fannie Mae	32,690	2,102,948
Freddie Mac	70,830	4,182,512
Goldman Sachs Group, Inc.	8,500	578,850
Merrill Lynch & Co., Inc.	147,900	5,612,805
Morgan Stanley	153,600	6,131,712
		18,608,827
Insurance - 3.4%
Allstate Corp.	30,600	1,131,894
American International Group, Inc.	42,630	2,466,146
PartnerRe Ltd.	13,900	720,298
		4,318,338
TOTAL FINANCIALS		28,869,722
HEALTH CARE - 5.5%
Biotechnology - 1.6%
Amgen, Inc. (a)	41,600	2,010,944
Health Care Equipment & Supplies - 0.8%
Medtronic, Inc.	23,800	1,085,280
Pharmaceuticals - 3.1%
Allergan, Inc.	15,600	898,872
Bristol-Myers Squibb Co.	13,340	308,821
Pfizer, Inc.	88,500	2,705,445
		3,913,138
TOTAL HEALTH CARE		7,009,362
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.	14,200	820,050
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	9,900	$ 960,300
United Technologies Corp.	7,200	445,968
		2,226,318
Airlines - 0.5%
Mesaba Holdings, Inc. (a)	53,500	327,420
Southwest Airlines Co.	22,100	307,190
		634,610
Building Products - 0.6%
American Standard Companies, Inc. (a)	10,000	711,400
Commercial Services & Supplies - 1.4%
Avery Dennison Corp.	8,400	513,072
First Data Corp.	36,900	1,306,629
		1,819,701
Industrial Conglomerates - 3.0%
General Electric Co.	154,220	3,755,257
TOTAL INDUSTRIALS		9,147,286
INFORMATION TECHNOLOGY - 5.0%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	111,900	1,465,890
Nokia Corp. sponsored ADR	3,300	51,150
		1,517,040
Computers & Peripherals - 0.1%
Lexmark International, Inc. Class A (a)	1,700	102,850
Software - 3.7%
Microsoft Corp. (a)	91,100	4,709,870
TOTAL INFORMATION TECHNOLOGY		6,329,760
MATERIALS - 0.0%
Chemicals - 0.0%
Praxair, Inc.	300	17,331
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 6.8%
BellSouth Corp.	206,930	5,353,279
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	51,290	$ 1,390,472
Verizon Communications, Inc.	49,500	1,918,125
		8,661,876
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. Class A (a)	52,600	607,530
TOTAL TELECOMMUNICATION SERVICES		9,269,406
TOTAL COMMON STOCKS (Cost $119,662,210)		103,592,717
Corporate Bonds - 3.2%
	Principal Amount
Convertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 1.7%
Media - 1.7%
EchoStar Communications Corp. 5.75% 5/15/08 (c)	$ 2,390,000	2,162,950
Nonconvertible Bonds - 1.5%
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
Nextel Communications, Inc.:
9.375% 11/15/09 9.5% 2/1/11	1,080,000	977,400
	1,042,000	937,800
		1,915,200
TOTAL CORPORATE BONDS (Cost $3,895,201)		4,078,150
Money Market Funds - 15.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.43% (b) (Cost $19,572,258)	19,572,258	$ 19,572,258
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $143,129,669)		127,243,125
NET OTHER ASSETS - 0.0%		(59,382)
NET ASSETS - 100%		$ 127,183,743
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,162,950 or 1.7% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $31,519,494 and $28,377,694, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,701 for the period.
Income Tax Information
At June 30, 2002, the fund had a capital loss carryforward of approximately $10,297,000 of which $51,000 and $10,246,000 will expire on June 30, 2008 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending June 30, 2003 approximately $8,796,000 of losses recognized during the period November 1, 2001 to June 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2002 (Unaudited)

Assets
Investment in securities, at value (cost $143,129,669) - See accompanying schedule		$ 127,243,125
Receivable for fund shares sold		149,748
Dividends receivable		121,964
Interest receivable		93,603
Total assets		127,608,440

Liabilities
Payable for fund shares redeemed	$ 311,689
Accrued management fee	52,249
Other payables and accrued expenses	60,759
Total liabilities		424,697

Net Assets		$ 127,183,743
Net Assets consist of:
Paid in capital		$ 172,772,673
Undistributed net investment income		154,485
Accumulated undistributed net realized gain (loss) on investments		(29,856,871)
Net unrealized appreciation (depreciation) on investments		(15,886,544)
Net Assets, for 16,765,538 shares outstanding		$ 127,183,743
Net Asset Value, offering price and redemption price per share ($127,183,743 ÷ 16,765,538 shares)		$ 7.59

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2002 (Unaudited)

Investment Income
Dividends		$ 804,816
Interest		499,051
Security lending		165
Total income		1,304,032

Expenses
Management fee	$ 311,498
Transfer agent fees	239,896
Accounting and security lending fees	30,255
Non-interested trustees' compensation	248
Custodian fees and expenses	3,731
Registration fees	13,416
Audit	18,341
Legal	490
Miscellaneous	709
Total expenses before reductions	618,584
Expense reductions	(8,671)	609,913
Net investment income (loss)		694,119
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(8,027,463)
Futures contracts	(506,591)
Total net realized gain (loss)		(8,534,054)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,864,982
Futures contracts	32,089
Total change in net unrealized appreciation (depreciation)		3,897,071
Net gain (loss)		(4,636,983)
Net increase (decrease) in net assets resulting from operations		$ (3,942,864)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2002 (Unaudited)	Year ended June 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 694,119	$ 1,421,829
Net realized gain (loss)	(8,534,054)	(11,902,438)
Change in net unrealized appreciation (depreciation)	3,897,071	(18,449,511)
Net increase (decrease) in net assets resulting from operations	(3,942,864)	(28,930,120)
Distributions to shareholders from net investment income	(664,979)	(1,357,900)
Share transactions Net proceeds from sales of shares	36,352,324	58,965,421
Reinvestment of distributions	633,100	1,292,826
Cost of shares redeemed	(37,735,414)	(55,895,235)
Net increase (decrease) in net assets resulting from share transactions	(749,990)	4,363,012
Total increase (decrease) in net assets	(5,357,833)	(25,925,008)

Net Assets
Beginning of period	132,541,576	158,466,584
End of period (including undistributed net investment income of $154,485 and undistributed net investment income of $125,345, respectively)	$ 127,183,743	$ 132,541,576
Other Information Shares
Sold	4,799,891	6,483,618
Issued in reinvestment of distributions	82,596	147,318
Redeemed	(4,927,229)	(6,277,956)
Net increase (decrease)	(44,742)	352,980

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2002	Years ended June 30,
	(Unaudited)	2002	2001	2000	1999E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.88	$ 9.63	$ 10.49	$ 10.75	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.04	.08	.11	.09	.03
Net realized and unrealized gain (loss)	(.29)	(1.75)	(.86)	(.22)	.75
Total from investment operations	(.25)	(1.67)	(.75)	(.13)	.78
Distributions from net investment income	(.04)	(.08)	(.11)	(.08)	(.02)
Distributions in excess of net investment income	-	-	-	-	(.01)
Distributions from net realized gain	-	-	-	(.04)	-
Distributions in excess of net realized gain	-	-	-	(.01)	-
Total distributions	(.04)	(.08)	(.11)	(.13)	(.03)
Net asset value, end of period	$ 7.59	$ 7.88	$ 9.63	$ 10.49	$ 10.75
Total ReturnB, C	(3.18)%	(17.42)%	(7.19)%	(1.17)%	7.81%
Ratios to Average Net AssetsF
Expenses before expense reductions	.96% A	.90%	.88%	.85%	1.14%A
Expenses net of voluntary waivers, if any	.96% A	.90%	.88%	.85%	1.14%A
Expenses net of all reductions	.95% A	.89%	.86%	.84%	1.12%A
Net investment income (loss)	1.08% A	.94%	1.12%	.83%	.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,184	$ 132,542	$ 158,467	$ 174,372	$ 216,289
Portfolio turnover rate	52% A	54%	79%	59%	59%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to June 30, 1999.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Growth & Income II Portfolio (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 4,976,243
Unrealized depreciation	(22,022,304)
Net unrealized appreciation (depreciation)	$ (17,046,061)
Cost for federal income tax purposes	$ 144,289,186

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .49% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .37% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $180,818 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $8,668 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

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Equity-Income Fund

Equity-Income II Fund

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Growth & Income Portfolio

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Puritan ® Fund

Real Estate Investment Portfolio

Utilities Fund

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